Debentures (Details) - USD ($) $ in Thousands		1 Months Ended				12 Months Ended
	Jun. 08, 2020	Mar. 31, 2019	Jan. 31, 2018	Sep. 17, 2017	Sep. 16, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debentures (Details) [Line Items]
Interest expenses						$ 6,411	$ 5,450
Amortization of debt premium, discount and issuance costs, net						135	178
Debentures amount						60,346	81,676	$ 45,356
Series A Secured Debentures [Member]
Debentures (Details) [Line Items]
Public offering, description					Formula issued Formula Systems Series A Secured Debentures in the aggregate principle amount of NIS 102,260 (approximately $26,295), at a purchase price equal to 100% of their par value, payable in eight equal annual installments on July 2nd of each of the years 2017 through 2024. The Formula Systems Series A Secured Debentures bear a fixed interest rate of 2.8% per annum (which may vary based on the credit rating of the debentures), payable on July 2nd and January 2nd of each of the years 2016 through 2024. Issuance costs including early commitment commission of approximately NIS 1,246 (approximately $320), were allocated to the Formula Systems Series A Secured Debentures and are amortized as financial expenses over the term of Series A Secured Debentures due in 2024.
Debentures amount					$ 26,295
Description of debentures			Formula issued additional Formula Systems Series A Secured Debentures in an aggregate principle amount of NIS 150,000 (approximately $44,053) through a private placement to qualified investors in Israel. The gross proceeds received by Formula for the issuance of Formula Systems Series A Secured Debentures in January 2018 were NIS 155,205 (approximately $45,581), out of which NIS 336 was attributed to interest payable (approximately $99). Debt premium of NIS 4,869 (approximately $1,430) net of issuance costs of NIS 782 (approximately $225) were allocated to the Formula Systems Series A Secured Debentures and are amortized as financial income over the remaining term of Formula Systems Series A Secured Debentures due in 2024.
Fair value of debentures						$ 44,229	52,138
Series B Convertible Debentures [Member]
Debentures (Details) [Line Items]
Public offering, description					Formula issued Formula Systems Series B Convertible Debentures, linked to US dollars, in the aggregate principle amount of NIS 125,000 (approximately $32,140), at a purchase price equal to 102% of their par value. The principal amount of Formula Systems Series B Secured Debentures bears a fixed interest rate of 2.74% per annum, payable in one installment together with the remaining unconverted principle amount on March 26, 2019. The Formula Systems Series B Convertible Debentures were convertible, at the election of each holder, into Formula’s ordinary shares, from the date of issuance and until March 10, 2019, at a conversion price of NIS 157 par value per one share, adjusted in events of shares split, reverse shares split, a rights offering, a distribution of bonus shares or a cash dividend.
Description of debentures						During 2018 and mainly 2019, holders of Formula Systems Series B Convertible Debentures converted an aggregate principal amount of NIS 80,484 into 545,485 of Formula’s ordinary shares, which constitute, in aggregate, approximately 3.57% of Formula’s issued and outstanding share capital following those conversions (an aggregate principle amount of NIS 232 was converted into 1,556 Formula’s ordinary shares in 2018 and principle amount NIS 80,252 was converted into 543,929 Formula’s ordinary shares in 2019). The remaining outstanding Series B Convertible Debentures amounting to NIS 44,516 (or $11,350) and their respective accumulated interest of $1,135 were fully paid on March 26, 2019.
Debentures amount					$ 32,140
Conversion component valued						$ 1,248
Commission						367
Series C Secured Debentures [Member]
Debentures (Details) [Line Items]
Description of debentures		Formula issued Formula Systems Series C Secured Debenture in the aggregate principle amount of NIS 300,000 (approximately $82,600), at a purchase price equal to 100% of their par value, payable in five annual installments of NIS 33,000 on December 1 of each of the years 2020 through 2024 and two annual installments of NIS 67,500 on December 1 of each of the years 2025 and 2026. The outstanding principle amount of Formula Systems Series C Secured Debentures bears a fixed annual interest rate of 2.29% (which may vary based on the credit rating of the debentures), payable on December 1st and June 1st of each of the years 2019 through 2026. Issuance costs including early commitment commission of approximately NIS 3,355 (approximately $924) were allocated to Formula Systems Series C Secured Debentures and are amortized as financial expenses over the term of Formula Systems Series C Secured Debentures due in 2026.
Fair value of debentures						$ 86,993	90,174
Debt Instrument, Description						Formula issued additional Formula Systems Series C Secured Debentures in an aggregate principle amount of NIS 160,000 (approximately $48,617) through a private placement to qualified investors in Israel. The gross proceeds received by Formula for the issuance of Formula Systems Series C Secured Debentures in April 2021 were NIS 165,920 (approximately $50,416), out of which NIS 1,678 was attributed to interest payable (approximately $510). Debt premium of NIS 4,370 (approximately $1,024) net of issuance costs of NIS 872 (approximately $265) were allocated to the Formula Systems Series C Secured Debentures and are amortized as financial income over the remaining term of Formula Systems Series A Secured Debentures due in 2026.
Sapiens' Series B Debentures [Member]
Debentures (Details) [Line Items]
Description of debentures	Sapiens issued additional Sapiens’ Series B Debentures in an aggregate principle amount of NIS 210,000 (approximately $60,362) through a public offering in Israel. The gross proceeds received for the issuance of Sapiens’ Series B Debentures in June 2020 were NIS 210,840 (approximately $60,603), out of which approximately NIS 3,006 was attributed to interest payable (approximately $864). Debt discount of NIS 2,166 (approximately $623) and issuance costs of NIS 2,326 (approximately $669) were allocated to Sapiens’ Series B Debentures and are amortized as financial expenses over the remaining term of the Sapiens Series B Debentures due in 2026. Following the raise of the additional NIS 210,000 in Series B Debentures, a $20,000 short-term bank loan taken by Sapiens on March 18, 2020, from a commercial bank was fully repaid on June 9, 2020.			Sapiens issued its unsecured Series B Debentures in an aggregate principal amount of NIS 280,000 (approximately $79,186), linked to the US dollar and payable in eight equal annual payments of $9,898 on January 1st of each of the years 2019 through 2026. The outstanding principal amount of Sapiens’ Series B Debentures bear a fixed interest rate of 3.37% per annum (which may vary based on the credit rating of the debentures), payable on January 1st and July 1st of each of the years 2018 through 2025, with one final interest payment on January 1, 2026. Debt discount and issuance costs were approximately $956, allocated to Sapiens’ Series B Debentures discount and are amortized as financial expenses over the term of Series B Debentures due in 2026.
Fair value of debentures						$ 102,300	$ 60,509